Average Annual Total Returns - Class T - DWS ESG International Core Equity Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax Since Inception	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions Since Inception	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares Since Inception	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 16, 2017	22.47%	4.41%	4.00%	21.99%	4.26%	3.20%	13.30%	3.48%	2.63%	22.01%	5.67%	5.14%